Leases (Details) - Schedule of Estimated Future Undiscounted Cash Flows for Operating Leases - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Estimated Future Undiscounted Cash Flows for Operating Leases [Abstract]
2023	$ 916	$ 858
2024	768	916
2025	706	768
2026	219	706
2027		219
Thereafter		5,681
Total undiscounted lease payments	8,666	9,148
Less: imputed interest	3,159	3,345
Present value of lease liabilities	$ 5,507	$ 5,803